Schedule I - Condensed Financial Information of Parent, Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets [Abstract]
Cash and cash equivalents	$ 180,211	$ 329,105	$ 517,964
Other assets, net	124,960	17,166
Total assets	4,226,472	3,595,615
Liabilities [Abstract]
Payable to related parties	4,462	2,084
Unsecured borrowings, net	617,664	615,922
Deferred tax liability, net	36,256	30,112
Total liabilities	3,524,362	3,051,906
Shareholders' equity	702,110	543,709	593,235	$ 656,964
Total liabilities and shareholders' equity	4,226,472	3,595,615
Fly Leasing Limited [Member]
Assets [Abstract]
Cash and cash equivalents	43,233	157,014	$ 229,777	$ 139,339
Notes receivable from subsidiaries	466,729	375,477
Investments in subsidiaries	1,019,048	985,476
Other assets, net	11,019	9,851
Total assets	1,540,029	1,527,818
Liabilities [Abstract]
Payable to related parties	729	223
Payable to subsidiaries	202,298	349,585
Unsecured borrowings, net	617,664	615,922
Deferred tax liability, net	3,066	3,739
Accrued and other liabilities	14,162	14,640
Total liabilities	837,919	984,109
Shareholders' equity	702,110	543,709
Total liabilities and shareholders' equity	$ 1,540,029	$ 1,527,818